FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-4066


                       Pacific Capital Cash Assets Trust
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

       Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

                   Date of fiscal year end: March 31, 2007

                  Date of reporting period: June 30, 2007


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)


                                Cash Assets Trust
                             Schedule of Investments
                                  June 30, 2007
                                   (unaudited)



                                         Principal                                   Security
                                           Amount                                  Description                 Value  (a)
Commercial Paper (52.9%)
Automotive  (4.4%):
                                        $ 20,000,000       Toyota Motor Credit Corp., 5.17%, 12/14/07        $  19,523,211
                                                                                                           ---------------
Banks  (13.2%):
                                         20,000,000        Bank of America, 5.21%, 07/02/07                     19,997,106
                                         20,000,000        Calyon NA, Inc., 5.17%, 01/08/08                     19,450,875
                                         20,000,000        Louis Dreyfus Corp. LOC Barclays Bank
                                                           PLC, 5.28%, 07/17/07                                 19,953,067

                                                                                                           ---------------
                                                                                                                59,401,048
                                                                                                           ---------------

Borrowing Conduit  (4.4%):
                                         20,000,000        Abbey National North America Corp.,
                                                           5.21%, 08/10/07                                      19,884,222
                                                                                                           ---------------

Brokerage  (4.4%):
                                         20,000,000        Morgan Stanley Dean Witter, 5.21%, 08/21/07         19,852,383
                                                                                                           ---------------
Finance  (17.6%):

                                         20,000,000        American Express Credit Corp., 5.19%, 08/23/07      19,847,183
                                         20,000,000        American General Finance Corp., 5.14%, 08/24/07     19,845,950
                                         20,000,000        General Electric Capital Corp., 5.21%, 11/08/07     19,623,722
                                         20,000,000        Swedish Export Credit Corp., 5.15%, 10/18/07        19,688,442

                                                                                                           ---------------
                                                                                                               79,005,297
                                                                                                           ---------------
Insurance  (8.9%):
                                         20,000,000        MetLife Funding, Inc., 5.22%, 07/18/07              19,950,700
                                         20,000,000        Prudential Funding, 5.20%, 07/30/07                 19,916,222

                                                                                                           ---------------
                                                                                                                39,866,922
                                                                                                           ---------------

Total Commercial Paper                                                                                         237,533,083
                                                                                                           ---------------

U. S. Government Agency Obligations (25.0%)
                                         75,000,000        Federal Home Loan Bank, 5.17%, 07/25/07              74,741,750
                                         38,000,000        Federal National Mortgage Association,
                                                           5.11%, 09/19/07                                      37,568,489

                                                                                                           ---------------
Total U. S. Government Agency Obligations                                                                      112,310,239
                                                                                                           ---------------

Certificate of Deposit (4.5%):
                                         20,000,000        Societe Generale N.A., Inc., 5.38%, 06/09/08         20,000,000
                                                                                                           ---------------

Repurchase Agreement (17.8%):
Bank of America
                                         80,000,000        5.22%, 07/02/07                                      80,000,000
                                                                                                           ---------------


                                                             (Proceeds of $80,034,800 to be received at maturity,
                                                             Collateral: $84,590,000 Federal National Mortgage
                                                             Association 5.375% due 04/11/22; the collateral fair value plus interest receivable equals $81,848,755)


Shares
                               Investment Company (0.2%):
                                            655,831         JP Morgan U.S. Government Money Market
                                                            Fund, Capital Shares                                   655,831
                                                                                                           ---------------


Total Investments (Amortized Cost $450,499,153*)  - 100.4%                                                     450,499,153
Other assets less liabilities -   (0.4)%                                                                        (1,840,936)
                                                                                                           ---------------
NET ASSETS   -   100.0%                                                                                     $  448,658,217
                                                                                                           ===============
------------

* Cost for Federal income tax and financial reporting purposes is identical.
                                                                                            Percent of
                             Portfolio Distribution (unaudited)                             Portfolio

                             Commercial Paper                                                    52.7   %
                             U. S. Government Obligations                                        24.9
                             Certificate of Deposit                                               4.4
                             Repurchase Agreement                                                17.8
                             Investment Company                                                   0.2
                                                                                        -------------------
                                                                                                 100.0  %
                                                                                        ===================

                              See accompanying notes to financial statements.

                                             Cash Assets Trust
                                         NOTES TO FINANCIAL STATEMENTS

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.








                           Tax-Free Cash Assets Trust
                             Schedule of Investments
                                  June 30, 2007
                                   (unaudited)

                                                                                           Moody's/S&P
               Principal                        Security                                    Ratings
                 Amount                        Description                                 (unaudited)        Value (a)
                 ------                        -----------                                  -----------        -----
MUNICIPAL BONDS (102.2%):

ARIZONA (0.2%):
                                Arizona State Municipal Financing Program COP,
                                Series 15, ETM, Collateral: U.S. Government
                                Securities
               $ 450,000        8.750%, 08/01/07                                                Aaa/AAA      $   451,900
                                                                                                           ---------------

COLORADO (1.8%):
                                Colorado Housing & Finance
                                Authority Revenue Bonds, Class I,
                                Series A-1, Weekly Reset VRDO*,
                                SPA: FHLB
               4,100,000        3.730%, 10/01/30                                              VMIG1/A-1+       4,100,000
                                                                                                           ---------------

FLORIDA (0.4%):
                                West Palm Beach, FL Utilities System Revenue,
                                Prerefunded to 10/01/07 @101, Collateral: State &
                                Local Government Series, FGIC Insured
               1,000,000        5.500%, 10/01/29                                                Aaa/NR         1,014,737
                                                                                                           ---------------

HAWAII (35.6%):
                                City and County Honolulu, HI, GO Bonds, Series A,
                                ETM, Collateral: U.S. Government Securities,
                                FGIC Insured
               1,165,000        6.000%, 09/01/07                                               #Aaa/AAA        1,169,921

                                City & County Honolulu, HI, GO Bond, Series B,
                                MBIA Insured
                200,000         5.000%, 07/01/08                                                Aaa/AAA          202,307

                                City & County Honolulu, HI, GO Bond, Series C,
                                FGIC Insured
                500,000         5.500%, 11/01/07                                                Aaa/AAA          502,838

                                City and County Honolulu, HI, GO Commercial
                                Paper, Interest at Maturity Series W, LOC:
                                Westdeutsche Landesbank
               7,100,000        3.700%, 09/05/07                                                P1/A1+         7,100,000
               4,500,000        3.670%, 10/02/07                                                P1/A1+         4,500,000
               2,300,000        3.720%, 11/01/07                                                P1/A1+         2,300,000

                                City and County Honolulu, HI, GO Commercial Paper,
                                Interest at Maturity Series H, LOC: Landesbank
                                Hessen-Thuringen Girozentrale (Heleba)
               15,000,000       3.504%, 07/03/07                                                P-1/A1+        15,000,000

                                Hawaii State, GO Bonds, Series C, Refunding, FSA Insured
                250,000         5.125%, 02/01/08                                                Aaa/AAA           252,164

                                Hawaii State, GO Bond, Series CL, MBIA Insured
               1,000,000        6.000%, 03/01/08                                                Aaa/AAA         1,015,279

                                Hawaii State, GO Bond, Series CN, FGIC Insured
                500,000         6.250%, 03/01/08                                                Aaa/AAA           508,540

                                Hawaii State, GO Bond, Series CP, FGIC Insured,
                                Prerefunded to 10/01/07 @ 101, Collateral: US
                                Government Securities
                200,000         5.000%, 10/01/14                                                Aaa/AAA           202,556

                                Hawaii State, GO Bond, Series CR, MBIA Insured,
                                Prerefunded to 04/01/08 @ 101, Collateral: US
                                Government Securities
                700,000         5.250%, 04/01/12                                                Aaa/AAA           715,250
               1,050,000        4.750%, 04/01/18                                                Aaa/AAA         1,068,485

                                Hawaii State, GO Bond, Series CS, MBIA Insured
               4,000,000        5.000%, 04/01/08                                                Aaa/AAA         4,036,720

                                Hawaii State, GO Bonds, Series CV, FGIC Insured
                305,000         5.500%, 08/01/07                                                Aaa/AAA           305,464

                                Hawaii State, GO Bond, Series CZ, FSA Insured
                500,000         5.000%, 07/01/08                                                Aaa/AAA           506,410

                                Hawaii State Department of Budget and Finance
                                Special Purpose Revenue Bonds (Queen's Health
                                Systems) Series A,  Weekly Reset VRDO*, SPA: Bank
                                of Nova Scotia, AMBAC Insured
               4,600,000        3.580%, 07/01/29                                              VMIG1/A-1+        4,600,000

                                Hawaii State Department of Budget and Finance
                                Special Purpose Revenue Bonds (Queens Health
                                Systems) Series C, Weekly Reset VRDO*, SPA: Bank
                                of America N.A., AMBAC Insured
               37,335,000       3.520%, 07/01/28                                               MIG1/AAA        37,335,000

                                Hawaii State Highway Revenue Refunding, Revenue
                                Bond, FSA Insured
                750,000         4.500%, 07/01/07                                                Aaa/AAA           750,000

                                Maui County, HI, GO Bonds, Series A, Prerefunded
                                to 09/01/07 @101, Collateral: U.S. Government
                                Securities, FGIC Insured
                500,000         5.100%, 09/01/11                                                Aaa/AAA           506,298

                                                                                                           ---------------
                                                                                                               82,577,232
                                                                                                           ---------------

ILLINOIS (6.0%):
                                Chicago, IL GO Bonds,
                                 Series B, Weekly Reset
                                VRDO*, SPA: Landesbank Baden-Wurttemberg, FGIC
                                Insured
               6,000,000        3.740%, 01/01/37                                              VMIG1/A-1+        6,000,000

                                Chicago, IL Housing Authority Capital Program
                                Revenue Bonds, ETM, Collateral: State & Local
                                Government Series, Prerefunded
               2,185,000        5.000%, 07/01/07                                                #Aaa/NR         2,185,000

                                Chicago, IL Water Revenue Bonds, Prerefunded to
                                11/01/07 @102, Collateral: State & Local
                                Government Series, FGIC Insured
                600,000         5.250%, 11/01/23                                                Aaa/AAA           615,001

                                Chicago, IL Water Revenue Refunding Bonds, Second
                                Lien, Weekly Reset, VRDO*, SPA - Dexia Credit
                                Local, MBIA Insured
               5,000,000        3.730%, 11/01/31                                                Aaa/AAA         5,000,000

                                                                                                           ---------------
                                                                                                               13,800,001
                                                                                                           ---------------

INDIANA (1.1%):
                                Duneland, IN Independent School Building Corp.
                                First Mortgage Revenue Bonds, Prerefunded to
                                08/01/07 @101, Collateral: U.S. Government
                                Securities, MBIA Insured
               1,050,000        5.500%, 08/01/17                                                Aaa/AAA         1,062,256

                                South Bend, IN Community School Corp. Riley
                                School Building Corp. First Mortgage Revenue Bonds,
                                Prerefunded to 08/01/07 @101, Collateral: 100% U.S.
                                Treasury Obligations, FSA Insured
               1,500,000        5.700%, 08/01/19                                                Aaa/AAA         1,517,669

                                                                                                           ---------------
                                                                                                                2,579,925
                                                                                                           ---------------

MASSACHUSETTS (0.8%):
                                Massachusetts State Health & Educational Facilities
                                Authority Revenue Bonds (Wellesley College),
                                Series G, Daily Reset, VRDO*
                770,000         3.760%, 07/01/39                                              VMIG1/A-1+          770,000

                                Massachusetts State Industrial Finance Agency,
                                Assisted Living Facilities Revenue (TNG Marina Bay
                                LLC Project), Revenue Bond, AMT, Prerefunded to
                                12/01/07 @ 103, Collateral: US Government
                                Securities
                915,000         7.500%, 12/01/27                                                NR/AAA            955,247

                                                                                                           ---------------
                                                                                                                1,725,247
                                                                                                           ---------------

MICHIGAN (11.9%):
                                Detroit, MI Sewer Disposal Revenue Bonds, Series
                                A, ETM, Prerefunded to 07/01/07 @101, Collateral:
                                State & Local Government Series, MBIA Insured
                250,000         5.000%, 07/01/11                                                Aaa/AAA           252,500

                                Detroit, MI Sewer Disposal Revenue Bonds, Series
                                A, Prerefunded to 07/01/07 @101, Collateral: U.S.
                                Government Securities, MBIA Insured
               4,000,000        5.400%, 07/01/15                                                Aaa/AAA         4,040,000

                                Eastern Michigan University,
                                University Revenue Bonds, Daily
                                Reset VRDO*, FGIC Insured, SPA: FGIC-SPI
               8,600,000        3.910%, 06/01/27                                               Aaa/A-1+         8,600,000

                                Macomb Township, MI Building Authority, Revenue
                                Bonds, FGIC Insured, Prerefunded to 04/01/08 @
                                101, Collateral: State & Local  Government Series 100%
               1,000,000        6.000%, 04/01/27                                                Aaa/AAA         1,026,901

                                Michigan Municipal Bond Authority Revenue Bonds,
                                State Revolving Fund, Prerefunded to 10/01/07
                                @101, Collateral: State & Local Government Series
               1,000,000        5.250%, 10/01/15                                                Aaa/AAA         1,014,045

                                Michigan State Building Authority Facilities
                                Program Revenue Bonds, Series II, Prerefunded to
                                10/15/07 @101, Collateral: State & Local Government
                                Series
               2,535,000        5.000%, 10/15/11                                                Aa3/AA-         2,569,796

                                Northern Michigan University Revenue Bonds,
                                Daily Reset VRDO*, SPA: DEPFA Bank PLC, AMBAC Insured
               6,125,000        3.910%, 12/01/35                                                Aaa/AAA         6,125,000

                                Northern Michigan University,
                                Revenue Bonds, Daily Reset VRDO*,
                                SPA: FGIC-SPI, FGIC Insured
               4,030,000        3.910%, 06/01/31                                              VMIG1/A-1+        4,030,000

                                                                                                           ---------------
                                                                                                               27,658,242
                                                                                                           ---------------

MISSOURI (13.8%):
                                Kansas City, MO Industrial
                                Development Authority Revenue
                                Bonds, (Ewing Marion Kaufman
                                Foundation), Daily Reset VRDO*
               8,360,000        3.910%, 04/01/27                                                NR/A-1+         8,360,000
                650,000         3.910%, 04/01/27                                                NR/A-1+           650,000

                                Missouri State, Health & Educational
                                Facilities Authority Revenue Bonds
                                (St. Louis University), Series B, Daily
                                 Reset VRDO*, SPA: Bank of
                                America N.A.
               6,400,000        3.940%, 10/01/24                                              VMIG1/A-1+        6,400,000

                                Missouri State, Health & Educational Facilities
                                Authority Revenue Bonds (Washington University),
                                Series B, SPA: JPMorgan Chase Bank NA, Daily Reset
                                VRDO*
               5,000,000        3.860%, 03/01/40                                              VMIG1/A-1+        5,000,000

                                Missouri State Health & Educational Facilities
                                Authority Educational Facilities Revenue, St. Louis
                                University, SPA: US Bank NA, Daily Reset, VRDO*
                665,000         3.940%, 07/01/32                                                 A1/NR            665,000

                                Missouri State Health & Educational Facilities
                                Authority Revenue, Washington University, Series A,
                                SPA: Dexia Credit Local, Daily Reset, VRDO*
               1,650,000        3.860%, 02/15/34                                                Aaa/AAA         1,650,000

                                University of Missouri University System Facilities
                                Revenue Bonds, Series A, Daily Reset,
                                VRDO*
               2,500,000        3.860%, 11/01/31                                              VMIG1/A-1+        2,500,000

                                University of Missouri University System Facilities
                                Revenue Bonds, Series B, Daily Reset VRDO*
               6,850,000        3.860%, 11/01/30                                              VMIG1/A-1+        6,850,000

                                                                                                           ---------------
                                                                                                               32,075,000
                                                                                                           ---------------
NEBRASKA (0.4%):

                                Nebraska Public Power District Revenue Bonds,
                                Prerefunded 2005, Series A, Prerefunded to 01/01/08
                                @101, Collateral: U.S. Treasury Obligations, MBIA
                                Insured
                910,000         5.250%, 01/01/11                                                Aaa/AAA           926,245
                                                                                                           ---------------

NEVADA (3.8%):
                                Clark County, NV Airport Revenue
                                Bonds, Series C, Weekly Reset
                                VRDO*, SPA: Landesbank Baden-Wurttemberg, FGIC
                                Insured
               8,800,000        3.740%, 07/01/29                                              VMIG1/A-1+        8,800,000
                                                                                                           ---------------



                                NEW YORK (3.9%):

                                Long Island, NY Power Authority
                                Revenue Bonds, Series 1A, Weekly
                                Reset VRDO*, LOC:  80% Bayerische Landesbank;
                                20% Landesbank Baden-Wurttemberg
               9,000,000        3.770%, 05/01/33                                              VMIG1/A-1+        9,000,000
                                                                                                           ---------------



NORTH CAROLINA (9.0%):
                                Charlotte, NC  Airport Revenue Bonds, Series A,
                                Weekly Reset VRDO*,  SPA: JPMorgan Chase Bank NA,
                                MBIA Insured
               5,000,000        3.730%,  07/01/16                                             VMIG1/A-1+        5,000,000

                                Concord, NC Utility Systems
                                Revenue Bonds, Series B, Weekly
                                Reset VRDO*, SPA: Wachovia Bank, FSA Insured
               8,820,000        3.730%, 12/01/22                                               VMIG1/NR         8,820,000

                                Durham, NC, Public Improvement Project GO Bonds,
                                Weekly Reset VRDO*, SPA: Wachovia Bank of North
                                Carolina
               1,425,000        3.750%, 02/01/09                                              VMIG1/A-1+        1,425,000
               2,975,000        3.750%, 02/01/11                                              VMIG1/A-1+        2,975,000
               1,270,000        3.750%, 02/01/12                                              VMIG1/A-1+        1,270,000
               1,475,000        3.750%, 02/01/13                                              VMIG1/A-1+        1,475,000

                                                                                                           ---------------
                                                                                                               20,965,000
                                                                                                           ---------------

OHIO (1.0%):
                                Ohio Housing Finance Agency
                                Mortgage Revenue Bonds (Residential
                                 Mortgage), Series E, AMT, Weekly
                                Reset VRDO*, SPA: FHLB
               2,335,000        3.820%, 09/01/34                                               VMIG1/NR         2,335,000
                                                                                                           ---------------

PENNSYLVANIA (1.8%):

                                Philadelphia, PA Hospitals and Higher Education
                                Facilities Authority Revenue - Hospital,
                                Children's Hospital of Philadelphia, Project B,
                                SPA: JP Morgan Chase & Westdeutsche Landesbank
                                Gironzentrale, Daily Reset, VRDO*
               2,700,000        3.860%, 07/01/25                                                Aa2/AA          2,700,000

                                Pittsburgh, PA, GO Bonds, Series B, ETM, Collateral:
                                State & Local Government Series 100%, MBIA
                                Insured
               1,380,000        5.000%, 09/01/07                                                Aaa/AAA         1,383,228

                                                                                                           ---------------
                                                                                                                4,083,228
                                                                                                           ---------------
                               TENNESSEE (0.3%) :
                                Knox County, TN Public Improvement, GO Bond,
                                Prerefunded to 05/01/08 @ 101, Collateral: State &
                                Local Government Series 100%
                750,000         5.375%, 05/01/18                                                Aa2/AA            767,694
                                                                                                           ---------------

 UTAH (0.4%):
                                Utah State GO Bonds, Prerefunded to 07/01/07
                                @100, Collateral: State & Local Government Series
               1,000,000        5.000%, 07/01/12                                                Aaa/AAA         1,000,000
                                                                                                           ---------------

VIRGINIA (2.9%):
                                University of Virginia Revenue
                                Bonds, Series A, Weekly Reset VRDO*
               6,700,000        3.700%, 06/01/34                                              VMIG1/A-1+        6,700,000
                                                                                                           ---------------

WASHINGTON (1.1%):
                                Island County, WA School District # 201 Oak Harbor,
                                GO Bond, FGIC Insured, Prerefunded to 12/01/07
                                @ 100, Collateral: US Government Securities
               1,010,000        5.550%, 12/01/11                                                Aaa/NR          1,017,524

                                Seattle, WA, GO Bonds, Prerefunded to 08/01/07
                                @100, Collateral: 100% State & Local Government
                                Series
               1,545,000        5.300%, 08/01/17                                                Aa1/AAA         1,547,324

                                                                                                           ---------------
                                                                                                                2,564,848
                                                                                                           ---------------

PUERTO RICO (6.0%):
                                Puerto Rico Commonwealth Highway & Transportation
                                Authority Transportation Revenue Prerefunded
                                Series A, Revenue Bonds, AMBAC Insured, Prerefunded
                                to 07/01/08@ 101, Collateral: State & Local
                                Government Series 100%
               2,425,000        5.000%, 07/01/28                                                Aaa/AAA         2,478,999

                                Puerto Rico Commonwealth Infrastructure Financing
                                Authority Revenue Bonds, Series A, Prerefunded
                                to 01/01/08 @101, Collateral: U.S. Government
                                Agencies 98%; U.S. Treasury Obligations 2%, AMBAC
                                Insured
               8,300,000        5.000%, 07/01/28                                                Aaa/AAA         8,442,080

                                Puerto Rico Government Development Bank Refunding
                                Adjustable Rate,  Revenue Bond, MBIA Insured,
                                SPA: Credit Suisse, Weekly Reset, VRDO*
               3,100,000        3.510%, 12/01/15                                                Aaa/AAA         3,100,000

                                                                                                           ---------------
                                                                                                               14,021,079
                                                                                                           ---------------
                 Shares
INVESTMENT COMPANY (0.2%):
                440,000         Goldman Sachs Financial Square Tax-Free Money
                                Market Fund Institutional Shares                                                  440,000
                                                                                                           ---------------



                                Total Investments (Amortized Cost $237,585,378**) - 102.4%                    237,585,378
                                Other assets less liabilities- (2.4)%                                          (5,584,688)
                                                                                                           ---------------
                                NET ASSETS-100.0%                                                          $  232,000,690
                                                                                                           ===============

------------
* Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

** Cost for Federal income tax and financial reporting purposes is identical.

                                                             Percent of
        Portfolio Distribution (unaudited)                   Portfolio
        ----------------------------------                   ---------
        Arizona                                                    0.2    %
        Colorado                                                   1.7
        Florida                                                    0.4
        Hawaii                                                    34.8
        Illinois                                                   5.8
        Indiana                                                    1.1
        Investment Company                                         0.2
        Massachusetts                                              0.7
        Michigan                                                  11.7
        Missouri                                                  13.5
        Nebraska                                                   0.4
        Nevada                                                     3.7
        New York                                                   3.8
        North Carolina                                             8.8
        Ohio                                                       1.0
        Pennsylvania                                               1.7
        Puerto Rico                                                5.9
        Tennessee                                                  0.3
        Utah                                                       0.4
        Virginia                                                   2.8
        Washington                                                 1.1
                                                           ---------------
                                                                  100.0 %
                                                           ===============

                                PORTFOLIO ABBREVIATIONS:
                                AMBAC - American Municipal Bond Assurance Corp. AMT - Alternative Minimum Tax
                                COP-Certificates of Participation
                                ETM- Escrowed to Maturity
                                FGIC - Financial Guaranty Insurance Corporation FHLB - Federal Home Loan Bank
                                FSA - Financial Security Assurance
                                GO- General Obligation
                                LOC - Letter of Credit
                                MBIA- Municipal Bond Investors Assurance
                                NR - Not Rated
                                SPA - Standby Bond Purchase Agreement
                                SPI- Securities Purchase, Inc.
                                VRDO - Variable Rate Demand Obligation

                             See accompanying notes
                            to financial statements.

                           Tax-Free Cash Assets Trust
                          NOTES TO FINANCIAL STATEMENTS

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.



                  U.S. Government Securities Cash Assets Trust
                             Schedule of Investments
                                  June 30, 2007
                                   (unaudited)

            Principal                       Security
              Amount                        Description             Value (a)
              ------                        -----------             -----
U.S. Government Agencies  (100.3%):

Federal Home Loan Bank  (100.3%):

               $  125,000,000             4.80%, 07/02/07     $  124,983,333
                   93,000,000             5.13%, 07/05/07         92,947,042
                   50,000,000             5.15%, 07/06/07         49,964,201
                  185,000,000             5.14%, 07/11/07        184,736,014
                   90,000,000             5.16%, 07/13/07         89,845,200
                  140,000,000             5.11%, 07/20/07        139,622,058
                  158,000,000             5.15%, 07/25/07        157,457,947
                  155,000,000             5.12%, 07/27/07        154,427,404
                  100,000,000             5.15%, 07/30/07         99,585,461
                   62,000,000             5.13%, 08/08/07         61,663,996
                  123,000,000             5.13%, 08/10/07        122,299,367
                  100,000,000             5.11%, 08/15/07         99,361,250
                   75,000,000             5.13%, 08/22/07         74,443,708
                   99,000,000             5.13%, 08/24/07         98,237,460
                   62,000,000             5.12%, 09/14/07         61,338,150
                   40,000,000             5.14%, 09/21/07         39,532,053
                  127,000,000             5.14%, 09/26/07        125,422,448
                   90,000,000             5.12%, 09/28/07         88,860,800
                  100,000,000             5.09%, 10/09/07         98,586,111
                                                             ---------------
                                                               1,963,314,003
                                                             ----------------

Shares
Investment Company (0.1%):
                   2,314,717     JP Morgan U.S. Government
                                 Money Market Fund,
                                 Capital Shares                    2,314,717
										 ----------------
Total Investments (Amortized Cost $1,965,628,720*)  - 100.4%   1,965,628,720
Other assets less liabilities -   (0.4)%                         (7,849,587)
                                                             ----------------
NET ASSETS   -   100.0%                                       $1,957,779,133
                                                             ================
------------
* Cost for Federal income tax and financial reporting purposes is identical.

                                                   Percent of
Portfolio Distribution (unaudited)                 Portfolio
U.S. Government Agencies 99.9 %
Investment Company 0.1
                                                  ------------
                                                    100.0%
                                                  ============

                 See accompanying notes to financial statements.

                  U.S. Government Securities Cash Assets Trust
                          NOTES TO FINANCIAL STATEMENTS

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.






Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).





                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PACIFIC CAPITAL CASH ASSETS TRUST

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      August 22, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      August 22, 2007


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Joseph P. DiMaggio
	Chief Financial Officer and Treasurer
	August 22, 2007